Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employees	Dec. 31, 2020 USD ($) employees	Dec. 31, 2019 USD ($) employees
Entity Information [Line Items]
Wages and salaries | $	$ 6,934	$ 7,600	$ 7,497
Social security costs | $	733	729	733
Share-based payments | $	733	728	694
Pension and other post-retirement benefit costs | $	457	852	948
Employee benefits expense | $	$ 8,857	$ 9,909	$ 9,872
Average number of employees (employee)	64,000	68,100	72,500
Termination payments | $	$ 74	$ 1,237	$ 182
Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	3,800
Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	9,100
Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	42,000
other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	9,100
Service station staff | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	21,300	19,100	18,100
US
Entity Information [Line Items]
Average number of employees (employee)	11,100	12,400	13,600
US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	400
US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	3,100
US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	6,200
US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	1,400
Non-US
Entity Information [Line Items]
Average number of employees (employee)	52,900	55,700	58,900
Non-US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	3,400
Non-US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	6,000
Non-US | Operating segments | customers & products
Entity Information [Line Items]
Average number of employees (employee)	35,800
Non-US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	7,700
Brazil | Agricultural, operational and seasonal | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	0	0	2,500